Defined Benefit Pension Plans (Schedule Of Funded Status Of Defined Benefit Pension Plans) (Details) (USD $) In Millions		3 Months Ended	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010 Defined Benefit Pension Plans [Member]	Jul. 02, 2011 U.S. Plans [Member]	Jul. 03, 2010 U.S. Plans [Member]	Jun. 27, 2009 U.S. Plans [Member]	Jul. 02, 2011 International Plans [Member]	Jul. 03, 2010 International Plans [Member]	Jun. 27, 2009 International Plans [Member]
Beginning of year			$ 1,372	$ 1,172		$ 2,963	$ 2,689
Service cost			7	17		35	37
Interest cost			73	74	69	161	166	166
Plan amendments/other			8			(24)
Benefits paid			(63)	(63)		(151)	(143)
Participant contributions						2	3
Actuarial (gain) loss			(27)	207		(169)	500
Divestitures						(8)
Divestitures, assets						(5)
Settlement/curtailment				(35)		(6)	(10)
Foreign exchange						310	(279)
End of year			1,370	1,372	1,172	3,113	2,963	2,689
Beginning of year	4,521		1,127	857		2,760	2,652
Actual return on plan assets			179	177		241	397
Employer contributions		200	6	156		118	117
Settlement							(3)
Foreign exchange						307	(263)
End of year	4,521		1,249	1,127	857	3,272	2,760	2,652
Funded status			(121)	(245)		159	(203)
Noncurrent asset			7			258	7
Accrued liabilities			(6)	(5)		(3)	(1)
Pension obligation			(122)	(240)		(96)	(209)
Net asset (liability) recognized			(121)	(245)		159	(203)
Unamortized prior service cost			7	4		20	45
Unamortized actuarial loss, net			215	353		500	679
Total			$ 222	$ 357		$ 520	$ 724